United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Quarter ended 12/31/2010

Item 1.                      Schedule of Investments

Federated Clover Small Value Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 96.2%
		Consumer Discretionary – 11.7%
88,255	[1]	Asbury Automotive Group, Inc.	1,630,952
122,475		bebe stores, Inc.	729,951
86,192	[1]	Build-A-Bear Workshop, Inc.	658,507
139,750		Callaway Golf Co.	1,127,782
118,410		Cooper Tire & Rubber Co.	2,792,108
63,125		Dillards, Inc., Class A	2,394,962
79,725		Finish Line, Inc., Class A	1,370,473
222,825		Hot Topic, Inc.	1,397,113
54,225	[1]	JAKKS Pacific, Inc.	987,980
38,475	[1]	Jones Group, Inc.	597,902
87,975	[1]	K-Swiss, Inc., Class A	1,097,048
102,100	[1]	La-Z Boy Chair Co.	920,942
58,825		Rent-A-Center, Inc.	1,898,871
88,310		Service Corp. International	728,558
59,025	[1]	Skechers USA, Inc., Class A	1,180,500
117,625		Spartan Motors, Inc.	716,336
35,560	[1]	Tenneco Automotive, Inc.	1,463,650
33,225	[1]	Timberland Co., Class A	817,003
52,575	[1]	Volcom, Inc.	992,090
305,845	[1]	Wet Seal, Inc., Class A	1,131,626
		TOTAL	24,634,354
		Consumer Staples – 2.1%
218,425	[1]	Alliance One International, Inc.	926,122
37,445		Spartan Stores, Inc.	634,693
62,975	[1]	The Pantry, Inc.	1,250,684
31,405	[1]	TreeHouse Foods, Inc.	1,604,481
		TOTAL	4,415,980
		Energy – 8.6%
29,875	[1]	Cloud Peak Energy, Inc.	693,996
42,550	[1]	Complete Production Services, Inc.	1,257,353
43,350	[1]	Forest Oil Corp.	1,645,999
85,900	[1]	Frontier Oil Corp.	1,547,059
50,100		Gulf Island Fabrication, Inc.	1,411,818
69,705	[1]	Helix Energy Solutions Group, Inc.	846,219
193,575	[1]	Kodiak Oil & Gas Corp.	1,277,595
36,225		Lufkin Industries, Inc.	2,260,078
58,925	[1]	Northern Oil and Gas, Inc.	1,603,349
39,075	[1]	Petroleum Development Corp.	1,649,356
53,550		Southern Union Co.	1,288,948
37,575	[1]	Superior Energy Services, Inc.	1,314,749
36,100	[1]	Swift Energy Co.	1,413,315
		TOTAL	18,209,834
		Financials – 32.7%
96,875		Alterra Capital Holdings Ltd.	2,096,375
40,965		American Campus Communities, Inc.	1,301,048
111,975	[1]	American Capital Ltd.	846,531
121,825		Anworth Mortgage Asset Corp.	852,775
1

Shares			Value
68,000		Apollo Investment Corp.	752,760
34,858		Argo Group International Holdings Ltd.	1,305,432
18,425		Aspen Insurance Holdings Ltd.	527,324
140,100		Boston Private Financial Holdings	917,655
172,400	[1]	CNO Financial Group,Inc.	1,168,872
16,950		Cash America International, Inc.	625,964
42,275		City Holding Co.	1,531,623
24,880		Columbia Banking Systems, Inc.	523,973
56,650		Delphi Financial Group, Inc., Class A	1,633,786
154,250	[1]	DiamondRock Hospitality Co.	1,851,000
89,020		Dime Community Bancorp, Inc.	1,298,802
37,695	[1]	E*Trade Group, Inc.	603,120
74,250		East West Bancorp, Inc.	1,451,588
85,600		Employers Holdings, Inc.	1,496,288
163,520		FNB Corp. (PA)	1,605,766
153,250		First Niagara Financial Group, Inc.	2,142,435
110,950		First Potomac Realty Trust	1,866,179
82,044		FirstMerit Corp.	1,623,651
121,690		Flushing Financial Corp.	1,703,660
289,025		Hersha Hospitality Trust	1,907,565
24,940		Highwoods Properties, Inc.	794,339
13,705		Iberiabank Corp.	810,377
59,130		Independent Bank Corp.- Massachusetts	1,599,466
131,775	[1]	Knight Capital Group, Inc., Class A	1,817,177
61,245		LTC Properties, Inc.	1,719,760
29,575		Lazard Ltd., Class A	1,167,917
245,575		Lexington Realty Trust	1,952,321
163,760		MFA Mortgage Investments, Inc.	1,336,282
83,755	[1]	MGIC Investment Corp.	853,463
217,745		Maiden Holdings Ltd.	1,711,476
41,880		Montpelier Re Holdings Ltd.	835,087
196,535		National Penn Bancshares, Inc.	1,578,176
69,650		National Retail Properties, Inc.	1,845,725
161,125		Old National Bancorp	1,915,776
66,425	[1]	PHH Corp.	1,537,739
39,325	[1]	Piper Jaffray Cos., Inc.	1,376,768
37,485		Platinum Underwriters Holdings Ltd.	1,685,700
31,125	[1]	ProAssurance Corp.	1,886,175
30,775		Prosperity Bancshares, Inc.	1,208,842
75,650		Provident Financial Services, Inc.	1,144,585
17,300	[1]	SVB Financial Group	917,765
54,260		Sun Communities, Inc.	1,807,401
101,125	[1]	Sunstone Hotel Investors, Inc.	1,044,621
51,230		Trustmark Corp.	1,272,553
92,720		Washington Federal, Inc.	1,568,822
64,850		Webster Financial Corp. Waterbury	1,277,545
20,800		Wintrust Financial Corp.	687,024
		TOTAL	68,987,054
		Health Care – 5.8%
126,185	[1]	Akorn, Inc.	765,943
43,425	[1]	Align Technology, Inc.	848,525
2

Shares			Value
16,100	[1]	Amerigroup Corp.	707,112
116,465	[1]	Celera Corp.	733,730
23,350	[1]	Covance, Inc.	1,200,423
37,575	[1]	Coventry Health Care, Inc.	991,980
51,375	[1]	ICON PLC, ADR	1,125,112
59,675	[1]	Inspire Pharmaceuticals, Inc.	501,270
24,180	[1]	Magellan Health Services, Inc.	1,143,230
69,050	[1]	Merit Medical Systems, Inc.	1,093,061
25,475		Omnicare, Inc.	646,810
23,905	[1]	Par Pharmaceutical Cos., Inc.	920,582
48,640	[1]	ViroPharma, Inc.	842,445
53,800	[1]	Wright Medical Group, Inc.	835,514
		TOTAL	12,355,737
		Industrials – 13.5%
175,225	[1]	Air Transport Services Group, Inc.	1,384,278
35,380		Ampco-Pittsburgh Corp.	992,409
70,695		Barnes Group, Inc.	1,461,266
56,605	[1]	Ceradyne, Inc.	1,784,756
32,185		Curtiss Wright Corp.	1,068,542
61,660		Deluxe Corp.	1,419,413
35,435	[1]	EnPro Industries, Inc.	1,472,679
14,510	[1]	Esterline Technologies Corp.	995,241
28,225	[1]	Exponent, Inc.	1,059,284
34,650		Freightcar America, Inc.	1,002,771
49,925	[1]	GrafTech International Ltd.	990,512
48,875	[1]	Hub Group, Inc.	1,717,467
54,500	[1]	Interline Brands, Inc.	1,240,965
142,125	[1]	Jet Blue Airways Corp.	939,446
67,900		Knight Transportation, Inc.	1,290,100
120,625	[1]	Kratos Defense & Security Solutions, Inc.	1,588,631
112,380	[1]	Pike Electric Corp.	964,220
77,125	[1]	RailAmerica, Inc.	998,769
41,815	[1]	School Specialty, Inc.	582,483
132,425		Seaspan Corp.	1,644,718
21,975	[1]	Thomas & Betts Corp.	1,061,393
62,075		Tredegar Industries, Inc.	1,203,014
14,915		Triumph Group, Inc.	1,333,550
37,042	[1]	Volt Information Science, Inc.	320,413
		TOTAL	28,516,320
		Information Technology – 9.1%
18,175	[1]	Anixter International, Inc.	1,085,593
43,290		Black Box Corp.	1,657,574
38,235	[1]	CSG Systems International, Inc.	724,171
58,595		CTS Corp.	648,061
51,236	[1]	Finisar Corp.	1,521,197
90,320	[1]	Insight Enterprises, Inc.	1,188,611
44,985	[1]	j2 Global Communications, Inc.	1,302,316
23,800		MTS Systems Corp.	891,548
32,150	[1]	Multi-Fineline Electronix, Inc.	851,654
40,310	[1]	NICE-Systems Ltd., ADR	1,406,819
124,550	[1]	Oclaro, Inc.	1,637,832
3

Shares			Value
74,500	[1]	Oplink Communications, Inc.	1,376,015
143,375		Pulse Electronics Corp.	762,755
102,635	[1]	Symmetricom, Inc.	727,682
25,520	[1]	Verifone Systems, Inc.	984,051
27,825	[1]	ViaSat, Inc.	1,235,708
147,900	[1]	Zoran Corp.	1,301,520
		TOTAL	19,303,107
		Materials – 6.6%
41,395	[1]	Brush Engineered Materials, Inc.	1,599,503
89,500	[1]	Calgon Carbon Corp.	1,353,240
83,100	[1]	Ferro Corp.	1,216,584
54,250	[1]	Georgia Gulf Corp.	1,305,255
61,750	[1]	Globe Specialty Metals, Inc.	1,055,308
41,790		Innospec, Inc.	852,516
37,025		Koppers Holdings, Inc.	1,324,754
17,650		Minerals Technologies, Inc.	1,154,486
137,535		Myers Industries, Inc.	1,339,591
28,280	[1]	OM Group, Inc.	1,089,063
111,200	[1]	Thompson Creek Metals Co., Inc.	1,636,864
		TOTAL	13,927,164
		Utilities – 6.1%
25,290		AGL Resources, Inc.	906,647
26,100		Chesapeake Utilities Corp.	1,083,672
80,100		El Paso Electric Co.	2,205,153
25,475		Idacorp, Inc.	942,066
28,120		MGE Energy, Inc.	1,202,411
52,175		Northwestern Corp.	1,504,205
115,125		Portland General Electric Co.	2,498,212
77,750		Questar Corp.	1,353,627
39,375		UGI Corp.	1,243,463
		TOTAL	12,939,456
		TOTAL COMMON STOCKS (IDENTIFIED COST $171,242,402)	203,289,006
		MUTUAL FUND – 7.5%
15,793,431	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	15,793,431
		TOTAL INVESTMENTS — 103.7% (IDENTIFIED COST $187,035,833)[4]	219,082,437
		OTHER ASSETS AND LIABILITIES - NET — (3.7)%[5]	(7,842,448)
		TOTAL NET ASSETS — 100%	$211,239,989
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At December 31, 2010, the cost of investments for federal tax purposes was $187,035,833. The net unrealized appreciation of investments for federal tax purposes was $32,046,604. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,637,466 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,590,862.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
4

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt
5

Federated Clover Value Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 97.6%
		Consumer Discretionary – 9.7%
211,100		Coach, Inc.	11,675,941
197,617	[1]	DIRECTV Group, Inc., Class A	7,890,847
310,050	[1]	Liberty Media Holding Corp., Capital Series A	19,396,728
1,039,500	[1]	Liberty Media Holding Corp., Interactive A	16,392,915
655,418		Time Warner, Inc.	21,084,797
374,740		Walt Disney Co.	14,056,497
		TOTAL	90,497,725
		Consumer Staples – 9.9%
210,150	[1]	Energizer Holdings, Inc.	15,319,935
352,115		H.J. Heinz Co.	17,415,608
549,250		Kraft Foods, Inc., Class A	17,306,868
145,302		Lorillard, Inc.	11,923,482
279,540		Procter & Gamble Co.	17,982,808
307,830		Walgreen Co.	11,993,057
		TOTAL	91,941,758
		Energy – 16.3%
248,420		Chevron Corp.	22,668,325
282,900		ConocoPhillips	19,265,490
1,960,750		El Paso Corp.	26,979,920
328,500	[1]	Forest Oil Corp.	12,473,145
490,100		National-Oilwell, Inc.	32,959,225
325,350	[1]	Newfield Exploration Co.	23,460,988
162,900		Schlumberger Ltd.	13,602,150
		TOTAL	151,409,243
		Financials – 26.7%
376,400		American Express Co.	16,155,088
1,363,600		Bank of America Corp.	18,190,424
383,617	[1]	CIT Group, Inc.	18,068,361
6,584,400	[1]	Citigroup, Inc.	31,144,212
322,350		Comerica, Inc.	13,616,064
377,350		Health Care REIT, Inc.	17,976,954
673,930		JPMorgan Chase & Co.	28,588,111
326,950		MetLife, Inc.	14,529,658
793,950		Progressive Corp., OH	15,775,786
443,000		The Travelers Cos., Inc.	24,679,530
1,333,730		U.S. Bancorp	35,970,698
446,820		Wells Fargo & Co.	13,846,952
		TOTAL	248,541,838
		Health Care – 8.4%
524,300	[1]	CareFusion Corp.	13,474,510
442,915		Merck & Co., Inc.	15,962,657
1,661,345		Pfizer, Inc.	29,090,151
555,200		UnitedHealth Group, Inc.	20,048,272
		TOTAL	78,575,590
		Industrials – 8.2%
266,400		Boeing Co.	17,385,264
859,100		General Electric Co.	15,712,939
1

Shares			Value
339,450		Honeywell International, Inc.	18,045,162
254,455		Raytheon Co.	11,791,445
453,850		Republic Services, Inc.	13,551,961
		TOTAL	76,486,771
		Information Technology – 6.1%
1,527,750	[1]	Advanced Micro Devices, Inc.	12,496,995
508,455	[1]	EMC Corp.	11,643,619
680,050		Microsoft Corp.	18,986,996
279,575		Qualcomm, Inc.	13,836,167
		TOTAL	56,963,777
		Materials – 3.2%
596,175		Du Pont (E.I.) de Nemours & Co.	29,737,209
		Telecommunication Services – 4.7%
1,103,205		AT&T, Inc.	32,412,163
307,221		Verizon Communications, Inc.	10,992,367
		TOTAL	43,404,530
		Utilities – 4.4%
722,550		CMS Energy Corp.	13,439,430
256,850		Wisconsin Energy Corp.	15,118,191
532,050		Xcel Energy, Inc.	12,529,778
		TOTAL	41,087,399
		TOTAL COMMON STOCKS (IDENTIFIED COST $770,326,492)	908,645,840
		MUTUAL FUND – 1.8%
16,401,082	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	16,401,082
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $786,727,574)[4]	925,046,922
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	5,928,767
		TOTAL NET ASSETS — 100%	$930,975,689
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At December 31, 2010, the cost of investments for federal tax purposes was $786,727,574. The net unrealized appreciation of investments for federal tax purposes was $138,319,348. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $144,384,564 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,065,216.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

2

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust
3

Federated Prudent Bear Fund

Portfolio of Investments

December 31, 2010 (unaudited)

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 9.2%
		Energy – 0.3%
675,000	[1]	Bankers Petroleum Ltd.	5,159,408
		Materials – 8.9%
3,500,000	[1]	Abacus Mining & Exploration Corp.	968,018
57,400		Agnico Eagle Mines Ltd.	4,402,580
1,550,000	[1]	Ampella Mining Ltd.	5,276,707
95,000		Barrick Gold Corp.	5,052,100
3,000,000	[1]	Benton Resources Corp.	3,680,981
1,000,000	[1]	Callinan Mines Ltd.	3,560,294
1,975,000	[1]	Centamin Egypt Ltd.	5,521,976
112,300		Cia de Minas Buenaventura SA, Class B, ADR	5,498,208
175,000	[1]	Corvus Gold, Inc.	139,042
549,998	[1]	East Asia Minerals Corp.	4,535,838
150,000	[1,2,3]	East Asia Minerals Corp.	1,237,051
650,000	[1]	Fortuna Silver Mines, Inc.	3,124,812
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	2,547,923
1,319,000	[1]	Franconia Minerals Corp.	1,127,578
112,100		Goldcorp, Inc., Class A	5,154,358
175,000	[1]	Golden Predator Corp.	132,003
180,925	[1]	Imperial Metals Corp.	4,792,884
350,000	[1]	International Tower Hill Mines Ltd.	3,565,826
368,000	[1]	Kirkland Lake Gold, Inc.	5,910,651
991,500	[1]	Lake Shore Gold Corp.	4,148,285
1,500,000	[1,4]	MacArthur Minerals Ltd.	4,616,313
2,800,000	[1]	Magma Metals Ltd.	1,574,225
1,000,000	[1]	Mansfield Minerals, Inc.	2,765,765
725,000		Medusa Mining Ltd.	4,824,275
1,800,000	[1]	Minera Andes, Inc.	5,249,924
300,000	[1]	Mountain Province Diamonds, Inc.	1,961,179
72,600		Newmont Mining Corp.	4,459,818
365,000	[1]	Osisko Mining Corp.	5,330,182
1,500,000	[1]	Perseus Mining Ltd.	5,216,051
150,000	[1]	Premier Gold Mines Ltd.	1,114,855
1,521,500	[1]	Radius Gold, Inc.	1,361,898
39,100		Randgold Resources Ltd., ADR	3,219,103
1,000,000	[1]	Richfield Ventures Corp.	4,767,172
1,800,000	[1]	Rockgate Capital Corp.	4,236,145
63,500		Royal Gold, Inc.	3,469,005
145,002	[1]	Silver Wheaton Corp.	5,684,612
800,000	[1]	Trevali Resources Corp.	1,271,245
377,000		Yamana Gold, Inc.	4,825,600
		TOTAL	136,324,482
		TOTAL COMMON STOCKS (IDENTIFIED COST $79,999,375)	141,483,890

Shares, Principal Amount or Units Held			Value
		WARRANTS – 0.1%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	0
		Materials – 0.1%
43,500	[1]	Chesapeake Gold Corp., Warrants	225,360
1,050,000	[1]	EMC Metals Corp., Warrants	55,624
262,500	[1]	Golden Predator Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	180,446
250,000	[1]	Kootenay Gold, Inc., Warrants	1,778
15,625	[1]	Pan American Silver Corp., Warrants	263,798
56,472	[1]	Pan American Silver Corp., Warrants	878,375
		TOTAL	1,605,381
		TOTAL WARRANTS (IDENTIFIED COST $585,824)	1,605,381
		Purchased PUT Options – 0.1%
2,000,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $110, Expiration Date 3/19/2011	1,600,000
900,000	[1]	SPDR S&P Midcap 400 ETF Trust, Strike Price $140, Expiration Date 1/22/2011	135,000
3,000,000	[1]	iShares Russell 2000 Index Fund, Price $65, Expiration Date 1/22/2011	90,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $10,854,210)	1,825,000
		U.S. Treasury – 90.6%
		U.S. Treasury Bills – 74.0%
$108,000,000	[5,6]	United States Treasury Bill, 0.065%, 1/27/2011	107,994,244
125,000,000	[5]	United States Treasury Bill, 0.080%, 1/6/2011	124,999,850
466,000,000	[5,6]	United States Treasury Bill, 0.125%, 2/10/2011	465,954,518
439,000,000	[5]	United States Treasury Bill, 0.125%, 2/3/2011	438,964,090
		TOTAL	1,137,912,702
		U.S. Treasury Note – 16.6%
250,000,000		United States Treasury Note, 4.875%, 5/31/2011	254,785,150
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,392,684,219)	1,392,697,852
		MUTUAL FUND – 0.5%
7,289,114	[4,7]	Federated U.S. Treasury Cash Reserves, Institutional Shares, 0.01% (AT NET ASSET VALUE)	7,289,114
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $1,491,412,742)[8]	1,544,901,237
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[9]	(7,380,385)
		TOTAL NET ASSETS — 100%	$1,537,520,852

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
35,000	Adtran, Inc.	$1,267,350
780,000	Advanced Micro Devices, Inc.	6,380,400
500,000	AES Corp.	6,090,000
300,000	Amex Financial Select Standard & Poor Depository Receipt	4,785,000
115,000	Amphenol Corp., Class A	6,069,700
20,000	Arrow Electronics, Inc.	685,000
450,000	Au Optronics Corp., Class ADR, ADR	4,689,000
50,000	Avnet, Inc.	1,651,500
10,000	Broadcom Corp., Class A	435,500
367,000	Campbell Soup Co.	12,753,250
200,000	Colgate-Palmolive Co.	16,074,000
440,000	ConAgra Foods, Inc.	9,935,200
370,000	Corning, Inc.	7,148,400
450,000	Dr. Pepper Snapple Group, Inc.	15,822,000
110,000	Flextronics International Ltd.	863,500
145,000	Hanesbrands, Inc.	3,683,000
67,000	Intuitive Surgical, Inc.	17,269,250
330,000	Kellogg Co.	16,856,400
575,000	Kraft Foods, Inc., Class A	18,118,250
250,000	L-3 Communications Holdings, Inc.	17,622,500
260,000	LG Display Co. Ltd., ADR	4,615,000
120,000	Lockheed Martin Corp.	8,389,200
22,000	Mastercard, Inc., Class A	4,930,420
260,000	Molex, Inc.	5,907,200
150,000	National Semiconductor Corp.	2,064,000
65,000	NetLogic Microsystems, Inc.	2,041,650
780,000	Nokia Oyj, Class A, ADR	8,049,600
55,000	Owens Corning, Inc.	1,713,250
265,000	PepsiCo, Inc.	17,312,450
200,000	PMC-Sierra, Inc.	1,718,000
275,000	Procter & Gamble Co.	17,690,750
580,000	Republic Services, Inc.	17,318,800
19,000	Simon Property Group, Inc.	1,890,310
85,000	SPDR S&P Retail ETF	4,110,600
100,000	Staples, Inc.	2,277,000
250,000	Stryker Corp.	13,425,000
700,000	Telefonaktiebolaget LM Ericsson, ADR	8,071,000
40,000	V.F. Corp.	3,447,200
72,000	Visa, Inc., Class A	5,067,360
520,000	Waste Management, Inc.	19,172,400
120,000	Western Digital Corp.	4,068,000
525,000	Western Union Co.	9,749,250
90,000	Xilinx, Inc.	2,608,200
230,000	Zimmer Holdings, Inc.	12,346,400
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $332,265,490)	$346,182,240

At December 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1NASDAQ 100 Index Short Futures	200	$44,320,000	March 2011	$(323,800)
[1]Russell 2000 Mini Index Short Futures	550	$43,026,500	March 2011	$(988,625)
1S&P 500 Index Short Futures	2,545	$797,221,250	March 2011	$(15,980,055)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(17,292,480)

At December 31, 2010, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
1/4/2011	836,000 Canadian Dollar	$836,418	$(4,374)

Unrealized Depreciation on Futures Contracts, a Foreign Exchange Contract and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $3,784,974, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $3,784,974, which represented 0.2% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
8	At December 31, 2010, the cost of investments for federal tax purposes was $1,491,412,742. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, short sales and futures contracts was $53,488,495. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,654,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,165,779.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,928,823	$ —	$ —	$7,928,823
International	116,663,809	16,891,258	—	133,555,067
Warrants	—	1,605,381	—	1,605,381
Purchased Put Options	1,825,000	—	—	1,825,000
Debt Securities:
U.S. Treasury	—	1,392,697,852	—	1,392,697,852
Mutual Fund	7,289,114	—	—	7,289,114
TOTAL SECURITIES	$133,706,746	$1,411,194,491	$ —	$1,544,901,237
OTHER FINANCIAL INSTRUMENTS*	$(363,479,094)	$ —	$ —	$(363,479,094)
*	Other financial instruments include securities sold short, futures contracts and a foreign exchange contract.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak,
Principal Financial Officer
Date	February 23, 2011